OFF-BALANCE SHEET ITEMS - Schedule of Credit Exposure (Detail) - ARS ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023
Disclosure of credit risk exposure [abstract]
Agreed Credits	$ 669,010,486	$ 495,548,093
Documentary Export and Import Credits	47,276,999	36,839,836
Guarantees Granted	724,239,765	771,147,964
Liabilities for Foreign Trade Operations	$ 44,270,169	$ 36,920,307